Consolidated Statements of Financial Position - USD ($) $ in Thousands	May 31, 2022	Aug. 31, 2021
Current
Cash	$ 13,628	$ 6,059
ATM offering proceeds receivable	38	213
Amounts receivable	518	263
Prepaid expenses	136	71
Total current assets	14,320	6,606
Performance bonds and other assets	194	170
Mineral properties and exploration assets	43,364	43,953
Property, plant and equipment	368	470
Total assets	58,246	51,199
Current
Accounts payable and accrued liabilities	769	2,463
Loan payable	0	9,088
Convertible notes	0	18,716
Total current liabilities	769	30,267
Asset retirement obligation	98	106
Share based liabilities	970	1,223
Lease liability	67	130
Total liabilities	1,904	31,726
SHAREHOLDERS' EQUITY
Share capital	935,307	890,783
Contributed surplus	31,633	30,102
Accumulated other comprehensive loss	(162,018)	(159,226)
Deficit	(767,338)	(759,771)
Total shareholders' equity attributable to shareholders of Platinum Group Metals Ltd.	37,584	1,888
Non-controlling interest	18,758	17,585
Total shareholders' equity	56,342	19,473
Total liabilities and shareholders' equity	$ 58,246	$ 51,199